Note 9 Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	June 30, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	—	—	105,699	105,699
Total	$—	$—	$105,699	$105,699
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$372,730	$372,730
Total	$—	$—	$372,730	$372,730

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Balance, beginning of period	$283,720	1,040,305	372,730	1,963,785
Change in fair value of warrant liability	(178,021)	(189,146)	(267,031)	(1,112,626)
Balance, end of period	$105,699	$851,159	$105,699	$851,159